Going Concern	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 Going Concern

In the pursuit of SharpLink’s long-term growth strategy and the development of its lead generation software and related business, the Company has sustained continued operating losses. During the year ending December 31, 2021, the Company had a net loss from continuing operations of $55,627,135 and $6,071,204 of cash used in operating activities. To fund these planned losses from operations, the Company raised capital from outside investors of $18,000,000 during 2020 and 2021 in the form of ordinary shares, preferred stock and warrants, as described in Notes 7 and 8. The Company secured additional financing through a $3,250,000 term loan in January 2022, as described in Note 17. Based on continued expected cash needs to grow Affiliate Marketing Services – United States’ related operations, there is a substantial doubt about the Company’s ability to continue as a going concern and the Company will require additional liquidity to continue its operations for 12 months from the report date.

The Company is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing, issuing, or restructuring debt, entering into other financing arrangements, and restructuring of operations to grow revenues and decrease expenses. The Company may be unable to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to continue as a going concern and obtain additional liquidity when needed or under acceptable terms, if at all; and therefore, the uncertainty related to the Company’s ability to continue as a going concern remains.

The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.